Note 9 - Intangible assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Amortization of Intangible Assets	$ 10,269	$ 15,118	$ 12,086